FAIR VALUE MEASUREMENT (Schedule of Non-Recurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 1,015	[1]
Investment in affiliated company	3,300
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Investment in affiliated company	1,264
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Investment in affiliated company
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Investment in affiliated company
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Investment in affiliated company	$ 1,264

[1]	Excluding discontinued operations for the year ended on December 31, 2012